WisdomTree Trust

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

(the “Fund”)

Supplement, dated February 12, 2026, to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) for the Fund, each as supplemented

The following information supplements and should be read in conjunction with the Fund’s Prospectus and SAI.

Effective February 9, 2026, Anil Katarya no longer serves as a portfolio manager of the Fund. In addition, and also effective February 9, 2026, Yalcin Tarkocin joins Anthony A. Routh as a portfolio manager of the Fund. Accordingly, all references to Anil Katarya in the Fund’s Prospectus and SAI are deleted and the following changes are made effective immediately.

In the “Management – Portfolio Managers” section of the Fund’s “Fund Summary” in the Prospectus, the following replaces the information related to Anil Katarya:

Yalcin Tarkocin, CFA, Portfolio Manager, has been a portfolio manager of the Fund since February 2026.

In the “Management – Portfolio Managers” section of the Prospectus, the following replaces the first paragraph under the “– Voya IM” sub-section:

The Emerging Markets Corporate Bond Fund is managed by Voya IM’s Emerging Markets Debt portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Anthony Routh and Yalcin Tarkocin.

In addition, under the same sections of the Prospectus, the following replaces the information related to Anil Katarya:

Yalcin Tarkocin is a Portfolio Manager at Voya IM responsible for the management of emerging markets portfolios across various mandates. Previously at Voya IM he was an emerging markets corporate analyst. Prior to joining Voya IM, Mr. Tarkocin was a technical consultant for Perficient, serving fortune 500 clients in insurance and financial sectors. Prior to that, he worked on NASA’s Aquarius mission as a research analyst. Mr. Tarkocin earned an MBA in finance from New York University Stern School of Business, a MSc in electrical engineering from George Washington University, and a BSc in electrical and electronics engineering from Bogazici University in Turkey. He is a CFA® Charterholder.

In the “Investment Advisory and Other Services – Sub-Advisers – Voya Investment Management Co. LLC” section of the SAI, the following replaces the first paragraph of the “– Portfolio Managers” sub-section:

Portfolio Managers. The Emerging Markets Corporate Bond Fund is managed by Voya IM’s Emerging Markets Debt Portfolio Management Team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Anthony Routh and Yalcin Tarkocin.

In addition, the following replaces the information for Anil Katarya in the table in the “Investment Advisory and Other Services – Sub-Advisers – Voya Investment Management Co. LLC – Portfolio Managers” sub-section.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Yalcin Tarkocin*	0	$0	0	$0	0	$0

* Information provided for Mr. Tarkocin is as of January 12, 2026.

In addition, in the same section of the SAI, the following replaces the information under “Portfolio Manager Fund Ownership – Voya IM”:

As of September 30, 2025, none of the Voya IM portfolio managers (not including Mr. Tarkocin) owned shares of the Funds that they manage.

As of January 12, 2026, Mr. Tarkocin did not own shares of the Fund he manages.

The changes described above will not affect the day-to-day management of the Fund or its Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EMCB PRO-SAI-PM-0226

WisdomTree Trust

WisdomTree U.S. Corporate Bond Fund (QIG)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

(each a “Fund” and together the “Funds”)

Supplement, dated February 12, 2026, to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) for the Funds, each as supplemented

The following information supplements and should be read in conjunction with the Funds’ Prospectus and SAI.

Effective February 9, 2026, Anil Katarya no longer serves as a portfolio manager of the Funds. In addition, and also effective February 9, 2026, Lenny Zhang joins Travis King as a portfolio manager of the Funds. Accordingly, all references to Anil Katarya in the Funds’ Prospectus and SAI are deleted and the following changes are made effective immediately.

In the “Management – Portfolio Managers” section of each Fund’s “Fund Summary” in the Prospectus, the following replaces the information related to Anil Katarya:

Lenny Zhang, CFA, Portfolio Manager, has been a portfolio manager of the Fund since February 2026.

In the “Management – Portfolio Managers – Voya IM – U.S. Corporate Bond Fund and U.S. Short-Term Corporate Bond Fund” section of the Prospectus, the following replaces the information related to Anil Katarya:

Lenny Zhang is a Portfolio Manager at Voya IM, responsible for managing various investment grade credit mandates. Previously at Voya IM, he was a portfolio analyst supporting the investment grade credit team. He earned a BBA with a concentration in finance/international studies from Emory University’s Goizueta Business School. Mr. Zhang is a CFA® Charterholder.

In the “Investment Advisory and Other Services – Sub-Advisers – Voya Investment Management Co. LLC” section of the SAI, the following replaces the first paragraph of the “ – Portfolio Managers” sub-section:

Portfolio Managers. The U.S. Corporate Bond Fund and U.S. Short-Term Corporate Bond Fund are managed by Voya IM’s Investment Grade Credit Portfolio Management team. The individual members of the investment team who are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio are Travis King and Lenny Zhang. None of the other accounts managed have a performance-based fee.

In addition, the following replaces the information for Anil Katarya in the table in the “Investment Advisory and Other Services – Sub-Advisers – Voya Investment Management Co. LLC – Portfolio Managers” sub-section:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Lenny Zhang*	0	$0	0	$0	0	$0

* Information provided for Mr. Zhang is as of January 12, 2026.

In addition, in the same section of the SAI, the following replaces the information under “Portfolio Manager Fund Ownership”:

As of June 30, 2025, none of the portfolio managers (not including Mr. Zhang) owned shares of the Funds.

As of January 12, 2026, Mr. Zhang did not own shares of the Fund he manages.

The changes described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

QIG QSIG PRO-SAI-PM-0226